Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 12	$ (3,796)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	5,551	6,652
Amortization of deferred financing costs	914	393
Gain on dispositions of assets	(1,662)	(5,827)
Stock-based compensation expense	43	27
Provision for impairment loss	1,723	8,249
Unrealized loss (gain) on derivative instruments	(4,494)	1,578
Amortization of warrant issuance cost	43	38
Deferred income taxes	0	(224)
Changes in operating assets and liabilities:
Increase in assets	(1,095)	(2,086)
Increase in liabilities	2,220	1,220
Net cash provided by operating activities	3,255	6,224
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to hotel properties	(5,404)	(4,507)
Acquisition and development of hotel properties	0	(11,500)
Proceeds from sale of hotel assets	19,767	13,456
Net cash provided (used) by investing activities	14,363	(2,551)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred financing costs	(428)	(140)
Principal payments on long-term debt	(26,344)	(22,652)
Proceeds from long-term debt	2,371	3,250
Payments on revolving debt	(30,682)	(23,749)
Proceeds from revolving debt	39,428	13,306
Distributions to noncontrolling interest	0	(9)
Preferred stock and warrants	0	28,561
Purchased Treasury Stock	8	0
Dividends paid to preferred shareholders	(2,512)	(1,863)
Net cash used in financing activities	(18,175)	(3,296)
Increase (decrease) in cash and cash equivalents	(557)	377
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	891	279
CASH AND CASH EQUIVALENTS, END OF PERIOD	334	656
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid, net of amounts capitalized	6,586	7,375
SCHEDULE OF NONCASH FINANCING ACTIVITIES
Dividends declared preferred	$ 2,512	$ 2,332